Pensions and post-retirement benefits - Actuarial valuation of schemes (Details) - UKRF - UK - Pension defined benefit plans - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key UKRF financial assumptions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.80%	1.84%
Inflation rate (RPI)	3.21%	3.56%
Life expectancy at 60 for current pensioners, males
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	26 years 9 months 18 days	27 years 3 months 18 days	27 years 2 months 12 days
Life expectancy at 60 for current pensioners, females
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 6 months	29 years 7 months 6 days	29 years 4 months 24 days
Life expectancy at 60 for future pensioners at 40 years, males
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	28 years 3 months 18 days	29 years 1 month 6 days	29 years
Life expectancy at 60 for future pensioners at 40 years, females
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	31 years	31 years 4 months 24 days	31 years 2 months 12 days
0.5% change in discount rate per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ (1.1)	£ (2.3)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	1.2	2.6
0.25% change in discount rate per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(0.6)	(1.2)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	0.6	1.3
0.5% change in RPI per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.8	1.6
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(0.8)	(1.6)
0.25% change in RPI per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.4	0.8
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(0.4)	(0.8)
Change in life expectancy by one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.6	1.2
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ (0.5)	£ (1.2)